Commitments and Contingencies Summary of the expiration of the Company’s financial guarantees and stand-by letters of credit outstanding (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2013	Mar. 29, 2013
Expiration Of Guarantee In Next Fiscal Year	$ 75	$ 124
Expiration Of Guarantee In Second Fiscal Year	94	134
Expiration Of Guarantee In Third Fiscal Year And Thereafter	79	47
Total Guarantees Outstanding	248	305
Surety Bonds Performance Guarantee [Member]
Expiration Of Guarantee In Next Fiscal Year	29	29
Expiration Of Guarantee In Second Fiscal Year	1	1
Expiration Of Guarantee In Third Fiscal Year And Thereafter	0	0
Total Guarantees Outstanding	30	30
Letters Of Credit Performance Guarantee [Member]
Expiration Of Guarantee In Next Fiscal Year	22	58
Expiration Of Guarantee In Second Fiscal Year	42	1
Expiration Of Guarantee In Third Fiscal Year And Thereafter	67	33
Total Guarantees Outstanding	131	92
Financial Standby Letter of Credit [Member]
Expiration Of Guarantee In Next Fiscal Year	24	37
Expiration Of Guarantee In Second Fiscal Year	51	132
Expiration Of Guarantee In Third Fiscal Year And Thereafter	12	14
Total Guarantees Outstanding	$ 87	$ 183